UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3361

Fidelity Massachusetts Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Massachusetts Municipal Money Market Fund

October 31, 2008

1.809069.104

MFS-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 81.6%
	Principal Amount	Value
Colorado - 0.1%
Denver City & County Arpt. Rev. Participating VRDN Series DBE 510, 1.63% (Liquidity Facility Deutsche Bank AG) (b)(e)(f)	$ 4,180,000	$ 4,180,000
Kentucky - 0.0%
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 2.75% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	400,000	400,000
Massachusetts - 75.3%
Billerica Gen. Oblig. BAN:
2% 11/5/08	5,262,000	5,262,142
3.5% 11/5/09 (a)	9,262,000	9,388,982
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 1.85%, LOC Bank of America NA, VRDN (b)(e)	3,220,000	3,220,000
Braintree Gen. Oblig. BAN:
2% 11/13/08	23,564,420	23,567,085
3.75% 11/13/08	38,400,000	38,404,872
Brockton Gen. Oblig. BAN 2.75% 5/15/09	9,000,000	9,036,739
Canton Hsg. Auth. Multi-family Hsg. Mtg. Rev. (Canton Arboretum Apt. Proj.) Series 1999, 1.58%, LOC Fannie Mae, VRDN (b)(e)	7,665,000	7,665,000
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 36, 1.82% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	11,835,000	11,835,000
Easton Gen. Oblig. BAN 2.5% 4/24/09	7,465,000	7,498,258
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 108, 1.78% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	14,590,000	14,590,000
Falmouth Gen. Oblig. BAN:
2.5% 3/13/09	20,206,131	20,230,385
3.5% 7/17/09	10,426,000	10,462,122
Franklin Gen. Oblig. BAN 2.25% 3/25/09	11,100,000	11,124,086
Haverhill Gen. Oblig. BAN:
2.5% 3/27/09	5,000,000	5,012,354
3% 11/6/09	9,971,170	10,019,630
Lexington Gen. Oblig. BAN 2.25% 2/24/09	3,419,610	3,424,361
Lynnfield Gen. Oblig. BAN 2.5% 2/27/09	7,650,000	7,662,069
Malden Gen. Oblig. BAN 3.75% 10/23/09	10,400,000	10,463,877
Marblehead Gen. Oblig. BAN 2.75% 8/14/09	19,457,000	19,629,430
Massachusetts Participating VRDN:
Series Clipper 06 11, 1.85% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	63,900,000	63,900,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Participating VRDN: - continued
Series Clipper 07 18, 1.92% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	$ 98,675,000	$ 98,675,000
Massachusetts Bay Trans. Auth. Assessment Rev.:
Bonds Series DC 8031, 1.95%, tender 12/11/08 (Liquidity Facility Dexia Cr. Local de France) (b)(f)(g)	17,680,000	17,680,000
Participating VRDN Series Putters 1062, 1.8% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	9,630,000	9,630,000
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Bonds Series DCL 08 44, 1.95%, tender 12/11/08 (Liquidity Facility Dexia Cr. Local de France) (b)(f)(g)	16,960,000	16,960,000
Participating VRDN:
Series DC 8030, 1.95% (Liquidity Facility Dexia Cr. Local de France) (b)(f)(g)	7,950,000	7,950,000
Series DCL 08 28, 1.95% (Liquidity Facility Dexia Cr. Local de France) (b)(f)(g)	12,870,000	12,870,000
Series DCL 08 29, 1.95% (Liquidity Facility Dexia Cr. Local de France) (b)(f)(g)	21,750,000	21,750,000
Series PT 4140, 1.88% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(f)	28,075,000	28,075,000
Series 2008 A1, 1.5% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	25,750,000	25,750,000
Series 2008 A2, 1.4% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	25,365,000	25,365,000
Series A:
1.55% 11/12/08 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	4,000,000	4,000,000
1.95% 11/12/08 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	6,000,000	6,000,000
5.25% 11/12/08 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	1,200,000	1,200,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 1.88% tender 12/11/08, CP mode (e)	2,500,000	2,500,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 1.52%, LOC Bank of America NA, VRDN (b)(e)	2,700,000	2,700,000
(Monkiewicz Realty Trust Proj.) 1.7%, LOC Bank of America NA, VRDN (b)(e)	4,330,000	4,330,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apts. Proj.) Series A, 2.04%, LOC Bank of America NA, VRDN (b)(e)	24,840,000	24,840,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.: - continued
(Avalon Acton Apts. Proj.) Series 2006, 1.77%, LOC Fannie Mae, VRDN (b)(e)	$ 33,000,000	$ 33,000,000
(Casco Crossing Proj.) 2.1%, LOC Fannie Mae, VRDN (b)(e)	10,535,000	10,535,000
(Georgetown Village Apts. Proj.) Series 2003 A, 2.1%, LOC Fannie Mae, VRDN (b)(e)	15,700,000	15,700,000
(Salem Heights Apts. Proj.) Series A, 1.77%, LOC Fed. Home Ln. Bank of Boston, VRDN (b)(e)	16,200,000	16,200,000
Series A, 1.65%, LOC Bayerische Landesbank, VRDN (b)(e)	40,000,000	40,000,000
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds (Boston Univ. Proj.) Series U4, 2%, tender 6/18/09 (b)	21,300,000	21,300,000
Participating VRDN Series BA 08 1129, 1.77% (Liquidity Facility Bank of America NA) (b)(f)	5,000,000	5,000,000
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 1.77%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	6,485,000	6,485,000
(Babson College Proj.) Series 2008 A, 1.8%, LOC RBS Citizens NA, VRDN (b)	6,075,000	6,075,000
(Beaver Country Day School Proj.) 1.92%, LOC Allied Irish Banks PLC, VRDN (b)	7,700,000	7,700,000
(Boston Univ. Proj.):
Series U5B, 1.09%, LOC RBS Citizens NA, VRDN (b)	20,000,000	20,000,000
Series U6A, 0.7%, LOC Bank of America NA, VRDN (b)	1,900,000	1,900,000
Series U6B, 1.09%, LOC Allied Irish Banks PLC, VRDN (b)	46,675,000	46,675,000
Series U6E, 1.5%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	12,695,000	12,695,000
(Brandeis Univ. Proj.) Series M, 1.4%, LOC Bank of America NA, VRDN (b)	51,870,000	51,870,000
(Brooks School Proj.) Series 2008, 1.9%, LOC RBS Citizens NA, VRDN (b)	6,500,000	6,500,000
(Carleton-Willard Village Proj.) 1.6%, LOC Bank of America NA, VRDN (b)	6,000,000	6,000,000
(Clark Univ. Proj.) 2.05%, LOC TD Banknorth, N.A., VRDN (b)	870,000	870,000
(College of Holy Cross Proj.) Series 2008 A, 0.7%, LOC Bank of America NA, VRDN (b)	4,015,000	4,015,000
(Edgewood Retirement Proj.) Series A, 2%, LOC Lloyds TSB Bank PLC, VRDN (b)	10,175,000	10,175,000
(Fay School Proj.) 1.92%, LOC TD Banknorth, N.A., VRDN (b)	5,450,000	5,450,000
(Fifteen-O-Five West Housatonic LLC Proj.) 1.85%, LOC HSBC Bank USA, NA, VRDN (b)(e)	2,970,000	2,970,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Harvard Univ. Proj.):
Series 2006 B2, 1%, VRDN (b)	$ 1,900,000	$ 1,900,000
Series B-1, 0.7%, VRDN (b)	25,960,000	25,960,000
Series HH, 0.75%, VRDN (b)	2,900,000	2,900,000
(Institute of Contemporary Art Proj.) Series 2004 A, 1.4%, LOC Bank of America NA, VRDN (b)	8,470,000	8,470,000
(Judge Rotenburg Ctr. Proj.) 1.4%, LOC Bank of America NA, VRDN (b)	4,055,000	4,055,000
(Mary Ann Morse Healthcare Proj.) Series 2007, 1.8%, LOC JPMorgan Chase Bank, VRDN (b)	14,160,000	14,160,000
(Masonic Nursing Home, Inc. Proj.) Series 2002, 2%, LOC RBS Citizens NA, VRDN (b)	2,195,000	2,195,000
(Olin College Proj.) Series 2008 C2, 1.4%, LOC RBS Citizens NA, VRDN (b)	400,000	400,000
(Simmons College Proj.) Series G, 1.25%, LOC TD Banknorth, N.A., VRDN (b)	15,435,000	15,435,000
(Smith College Proj.) Series 2002, 0.75%, VRDN (b)	3,443,000	3,443,000
(Worcester Polytechnic Institute Proj.) Series A, 1.5%, LOC TD Banknorth, N.A., VRDN (b)	9,735,000	9,735,000
1.68% 12/10/08, LOC JPMorgan Chase Bank, CP	5,400,000	5,400,000
4.5% 11/4/08, LOC Bank of America NA, CP	8,741,000	8,741,000
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series ROC II R 11648, 2.22% (Liquidity Facility Citibank NA) (b)(e)(f)	6,360,000	6,360,000
Massachusetts Fed. Hwy. Bonds Series 2000 A, 5.75% 6/15/09	1,000,000	1,020,755
Massachusetts Gen. Oblig.:
Bonds:
Series 2001 A, 5.25% 1/1/09	2,025,000	2,036,945
Series A, 5.5% 2/1/09	3,000,000	3,025,644
Series Solar 07 77, 1.77%, tender 11/7/08 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	15,760,000	15,760,000
Participating VRDN:
Series BA 01 O, 2.72% (Liquidity Facility Bank of America NA) (b)(f)	2,785,000	2,785,000
Series BA 02 C, 2.72% (Liquidity Facility Bank of America NA) (b)(f)	3,490,000	3,490,000
Series Clipper 07 06, 1.92% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	53,850,000	53,850,000
Series EGL 07 0124, 2.33% (Liquidity Facility Citibank NA) (b)(f)	12,235,000	12,235,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series EGL 07 0149, 2.33% (Liquidity Facility Citibank NA) (b)(f)	$ 18,000,000	$ 18,000,000
Series MS 06 1496, 1.6% (Liquidity Facility Rabobank Nederland) (b)(f)(g)	5,620,000	5,620,000
Series MS 1186, 1.6% (Liquidity Facility Rabobank Nederland) (b)(f)(g)	16,120,000	16,120,000
Series PT 3989, 1.89% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(f)	21,890,000	21,890,000
Series Putters 2022, 2.52% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	22,040,000	22,040,000
Series Putters 2648, 2.52% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,850,000	1,850,000
Series Putters 300, 1.8% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	23,945,000	23,945,000
Series Putters 301, 1.8% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	19,130,000	19,130,000
Series Putters 317, 1.8% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	12,805,000	12,805,000
Series Putters 571, 2.52% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	4,110,000	4,110,000
Series ROC II R 102, 1.5% (Liquidity Facility Citibank NA) (b)(f)	4,865,000	4,865,000
Series ROC II R 11163, 2.01% (Liquidity Facility Citibank NA) (b)(f)	15,280,000	15,280,000
(Central Artery Proj.):
Series 2000 A, 1.15% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	54,375,000	54,375,000
Series B, 1.15% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	34,200,000	34,200,000
Series 1997 B, 1.35% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	163,620,000	163,620,000
Series 1998 A, 1.3% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	128,355,000	128,355,000
Series 2001 B, 1.75% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	73,320,000	73,320,000
Series 2001 C, 1.75% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	14,700,000	14,700,000
Series 2005 A, 1.45% (Liquidity Facility Citibank NA), VRDN (b)	20,175,000	20,175,000
Series 2006 A, 1.4% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	300,000	300,000
Series 2006 B, 1.15% (Liquidity Facility Bank of America NA), VRDN (b)	54,600,000	54,600,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds (Williams College Proj.) Series M, 1.55%, tender 4/10/09 (b)	$ 22,300,000	$ 22,300,000
Participating VRDN:
Series BA 02 D, 1.82% (Liquidity Facility Bank of America NA) (b)(f)	10,505,000	10,505,000
Series BA 08 1056, 1.77% (Liquidity Facility Bank of America NA) (b)(f)	5,185,000	5,185,000
Series BBT 08 54, 1.6% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	12,660,000	12,660,000
Series Clipper 07 08, 1.85% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	11,250,000	11,250,000
Series PT 4633, 1.84% (Liquidity Facility Deutsche Postbank AG) (b)(f)	24,500,000	24,500,000
Series Putters 2974, 2.32% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,720,000	9,720,000
Series Putters 3104, 1.83% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,550,000	3,550,000
Series ROC II R 11320, 1.85% (Liquidity Facility Citibank NA) (b)(f)	8,840,000	8,840,000
Series ROC II R 12206, 1.87% (Liquidity Facility Citigroup, Inc.) (b)(f)	11,325,000	11,325,000
Series SGB 42, 1.83% (Liquidity Facility Societe Generale) (b)(f)	27,080,000	27,080,000
(Amherst College Proj.):
Series I, 1%, VRDN (b)	7,790,000	7,790,000
Series J1, 1%, VRDN (b)	7,305,000	7,305,000
(Bentley College Proj.) Series K, 1.7%, LOC JPMorgan Chase Bank, VRDN (b)	7,700,000	7,700,000
(Boston Univ. Proj.) Series H, 1.5%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	2,400,000	2,400,000
(Dana-Farber Cancer Institute Proj.):
Series 2008 L1, 1.35%, LOC JPMorgan Chase Bank, VRDN (b)	42,150,000	42,150,000
Series 2008 L2, 1.35%, LOC Bank of America NA, VRDN (b)	56,500,000	56,500,000
(Endicott College Proj.):
Series B, 1.4%, LOC Bank of America NA, VRDN (b)	21,590,000	21,590,000
Series E, 1.4%, LOC Bank of America NA, VRDN (b)	12,550,000	12,550,000
(Harvard Univ. Proj.):
Series BB 1%, VRDN (b)	32,955,000	32,955,000
Series GG1, 1%, VRDN (b)	40,490,000	40,490,000
Series R, 0.7%, VRDN (b)	8,000,000	8,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Henry Heywood Memorial Hosp. Proj.) Series 2008 C, 1.45%, LOC TD Banknorth, NA, VRDN (b)	$ 6,715,000	$ 6,715,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 1%, VRDN (b)	65,880,000	65,880,000
Series 2001 J2, 0.75%, VRDN (b)	6,800,000	6,800,000
(Mount Ida College Proj.) Series A, 1.4%, LOC Bank of America NA, VRDN (b)	1,000,000	1,000,000
(New England Aquarium Corp. Proj.) Series A, 1.4%, LOC JPMorgan Chase Bank, VRDN (b)	21,630,000	21,630,000
(Northeast Hosp. Corp. Proj.):
Series 2004 G, 1.4%, LOC JPMorgan Chase Bank, VRDN (b)	39,000,000	39,000,000
Series 2006 H, 1.5%, LOC Bank of America NA, VRDN (b)	22,650,000	22,650,000
(Northeastern Univ. Proj.) Series 2008 Q, 0.7%, LOC Bank of America NA, VRDN (b)	26,600,000	26,600,000
(Partners HealthCare Sys., Inc. Proj.):
Series 2008 D1, 0.9%, VRDN (b)	15,000,000	15,000,000
Series D2, 1.15%, VRDN (b)	35,000,000	35,000,000
(Pool Ln. Prog.) Series M3D, 2%, LOC RBS Citizens NA, VRDN (b)	5,100,000	5,100,000
(South Shore Hosp. Proj.) Series G, 1.92% (Assured Guaranty Corp. Insured), LOC JPMorgan Chase Bank, VRDN (b)	21,100,000	21,100,000
(Southcoast Health Sys. Obligated Group Proj.) Series 2008 C, 1.35%, LOC Bank of America NA, VRDN (b)	4,600,000	4,600,000
(Stonehill College Proj.) Series 2008 K, 0.7%, LOC Bank of America NA, VRDN (b)	9,725,000	9,725,000
(Wellesley College Proj.):
Series 2008 I, 1%, VRDN (b)	1,225,000	1,225,000
Series B, 0.8%, VRDN (b)	1,200,000	1,200,000
(Winchester Hosp. Proj.):
Series F, 1.8%, LOC Bank of America NA, VRDN (b)	15,170,000	15,170,000
Series G, 1.8%, LOC Bank of America NA, VRDN (b)	4,085,000	4,085,000
Series 2008 H1:
1.57% 3/4/09, CP	4,500,000	4,500,000
1.57% 3/5/09, CP	12,500,000	12,500,000
Series 2008 H2:
1.7% 2/3/09, CP	15,000,000	15,000,000
1.9% 12/3/08, CP	9,580,000	9,580,000
1.15% 12/2/08, CP	30,200,000	30,200,000
1.55% 12/1/08, CP	7,243,000	7,243,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
1.6% 11/6/08, CP	$ 12,923,000	$ 12,923,000
1.65% 12/4/08, CP	17,288,000	17,288,000
1.68% 12/3/08, CP	10,582,000	10,582,000
2% 12/1/08, CP	17,900,000	17,900,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Participating VRDN Series ROC II R 11451, 1.92% (Liquidity Facility Citibank NA) (b)(e)(f)	3,945,000	3,945,000
Series 2008 A, 1.9%, LOC Lloyds TSB Bank PLC, VRDN (b)(e)	12,000,000	12,000,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. (Princeton Crossing LP Proj.) Series 1996 A, 1.85%, LOC Fannie Mae, VRDN (b)(e)	20,900,000	20,900,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 1.52%, LOC Bank of America NA, VRDN (b)(e)	1,600,000	1,600,000
(BBB Esq. LLC Proj.) Series 1996, 1.52%, LOC Bank of America NA, VRDN (b)(e)	1,200,000	1,200,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 1.7%, LOC Wells Fargo Bank NA, VRDN (b)(e)	810,000	810,000
(Decas Cranberry Proj.) Series 1997, 1.7%, LOC Bank of America NA, VRDN (b)(e)	3,375,000	3,375,000
(Interpolymer Corp. Proj.) Series 1992, 1.52%, LOC Bank of America NA, VRDN (b)(e)	1,200,000	1,200,000
(Riverdale Mills Corp. Proj.) Series 1995, 1.52%, LOC Bank of America NA, VRDN (b)(e)	1,100,000	1,100,000
(United Plastics Proj.) Series 1997, 1.7%, LOC Wells Fargo Bank NA, VRDN (b)(e)	2,085,000	2,085,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
1.78% tender 11/5/08, CP mode	16,745,000	16,745,000
2.45% tender 12/5/08, CP mode	13,400,000	13,400,000
Series 1993 B, 5% tender 11/3/08, CP mode	8,000,000	8,000,000
Massachusetts Indl. Fin. Agcy. Rev. Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/09	13,300,000	13,093,849
Massachusetts Port Auth. Rev.:
Series 2003 B:
1.65% 12/11/08, LOC Bank of New York, New York, CP (e)	49,000,000	49,000,000
1.8% 12/11/08, LOC Bank of New York, New York, CP (e)	10,000,000	10,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Rev.: - continued
Series 2008 B, 1.63%, LOC Bank of America NA, VRDN (b)(e)	$ 55,500,000	$ 55,500,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 2.05%, LOC Royal Bank of Scotland PLC, VRDN (b)(e)	37,100,000	37,100,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Participating VRDN:
Series BA 08 1082, 2.72% (Liquidity Facility Bank of America NA) (b)(f)	10,250,000	10,250,000
Series BA 08 3307, 1.77% (Liquidity Facility Bank of America NA) (b)(f)	5,000,000	5,000,000
Series DBE 691, 1.6% (Liquidity Facility Deutsche Bank AG) (b)(f)	2,240,000	2,240,000
Series EGL 07 0031, 2.32% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	58,600,000	58,600,000
Series EGL 07 0032, 2.32% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	69,300,000	69,300,000
Series EGL 07 0067, 2.32% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	41,660,000	41,660,000
Series EGL 07 0092, 2.32% (Liquidity Facility Citibank NA) (b)(f)	27,295,000	27,295,000
Series Putters 1052Z, 2.52% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,850,000	8,850,000
Series Putters 1185, 2.52% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,120,000	10,120,000
Series Putters 2735, 2.52% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	3,990,000	3,990,000
Series Putters 2857, 2.52% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,180,000	8,180,000
Series ROC II R 12006, 2.33% (Liquidity Facility Citigroup, Inc.) (b)(f)	29,700,000	29,700,000
Series ROC II R 12181, 2.34% (Liquidity Facility Bank of New York, New York) (b)(f)	6,800,000	6,800,000
Series ROC II R 12187, 2.34% (Liquidity Facility Bank of New York, New York) (b)(f)	19,305,000	19,305,000
Series ROC II R 414, 2.01% (Liquidity Facility Citibank NA) (b)(f)	23,660,000	23,660,000
Series Solar 05 03, 1.6% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	45,605,000	45,605,000
Series A:
1.67% 12/11/08, LOC Bank of Nova Scotia, New York Agcy., CP	18,000,000	18,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Series A:
1.77% 12/10/08, LOC Bank of Nova Scotia, New York Agcy., CP	$ 17,050,000	$ 17,050,000
1.77% 12/11/08, LOC Bank of Nova Scotia' New York Agcy., CP	15,800,000	15,800,000
1.83% 1/9/09, LOC Bank of Nova Scotia, New York Agcy., CP	18,100,000	18,100,000
2.6% 12/8/08, LOC Bank of Nova Scotia, New York Agcy., CP	12,700,000	12,700,000
Massachusetts State College Bldg. Auth. Rev. Participating VRDN Series DBE 528, 1.59% (Liquidity Facility Deutsche Bank AG) (b)(f)	3,720,000	3,720,000
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 2.1% tender 11/13/08, CP mode (e)	13,300,000	13,300,000
Massachusetts Wtr. Poll. Abatement Trust:
Bonds (Pool Prog.) Series 9, 5% 8/1/09	3,000,000	3,076,520
Participating VRDN:
Series BA 08 1089, 1.77% (Liquidity Facility Bank of America NA) (b)(f)	5,000,000	5,000,000
Series BBT 08 40, 1.6% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	7,375,000	7,375,000
Series Putters 3159, 1.8% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	15,320,000	15,320,000
Series Putters 577, 1.8% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	7,975,000	7,975,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series EGL 06 0097, 2.33% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	11,645,000	11,645,000
Series EGL 7050011 Class A, 2.02% (Liquidity Facility Citibank NA) (b)(f)	10,990,000	10,990,000
Series MS 2935, 1.6% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(f)	19,970,000	19,970,000
Series Putters 2794, 2.52% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	8,700,000	8,700,000
Series Putters 2848, 2.52% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,835,000	7,835,000
Series ROC II R 10280, 2.01% (Liquidity Facility Citigroup, Inc.) (b)(f)	26,660,000	26,660,000
Series Solar 06 86, 1.81% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	6,725,000	6,725,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Participating VRDN:
Series 1995, 2% 11/4/08, LOC Bayerische Landesbank Girozentrale, CP	$ 15,200,000	$ 15,200,000
Series 1999 B, 1.5%, LOC Landesbank Hessen-Thuringen, VRDN (b)	41,985,000	41,985,000
Series 1999:
1.53% 11/13/08, LOC State Street Bank & Trust Co., Boston, CP	15,000,000	15,000,000
1.55% 11/13/08, LOC State Street Bank & Trust Co., Boston, CP	7,500,000	7,500,000
Series 2002 C, 1.3%, LOC Landesbank Hessen-Thuringen, VRDN (b)	6,510,000	6,510,000
Series 2002 D, 0.7%, LOC Landesbank Baden-Wuert, VRDN (b)	16,210,000	16,210,000
Series 2008 B, 1.7% (Liquidity Facility Bank of America NA), VRDN (b)	79,795,000	79,795,000
Series 2008 C, 1.7% (Liquidity Facility Bayerische Landesbank), VRDN (b)	51,500,000	51,500,000
Series 2008 D, 1.7% (Liquidity Facility Bayerische Landesbank), VRDN (b)	12,600,000	12,600,000
Series 2008 E, 1.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	40,200,000	40,200,000
Series 2008 F, 1.2% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (b)	39,000,000	39,000,000
1.6% 12/11/08, LOC Bayerische Landesbank Girozentrale, CP	1,400,000	1,400,000
Melrose Gen. Oblig. BAN 2.75% 5/20/09	5,785,000	5,818,860
Needham Gen. Oblig. BAN 2.5% 6/1/09 (a)	5,044,500	5,066,292
Northborough Gen. Oblig. BAN 2.5% 5/1/09	10,665,072	10,706,649
Plymouth Gen. Oblig. BAN 2.75% 5/15/09	23,923,966	24,038,103
Quincy Gen. Oblig. BAN:
Series 2008 A, 2.75% 1/30/09	19,500,000	19,531,050
2.25% 1/30/09	10,000,000	10,013,515
Stoughton Gen. Oblig. BAN 2.5% 6/26/09	5,276,030	5,301,929
Swampscott Gen. Oblig. BAN 4% 10/16/09	7,717,000	7,781,342
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 1.9%, LOC Lloyds TSB Bank PLC, VRDN (b)	126,090,000	126,090,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Univ. of Massachusetts Bldg. Auth. Rev. Series 2008 3, 1.45%, LOC Bank of America NA, VRDN (b)	$ 45,100,000	$ 45,100,000
Woods Hole, Martha's Vineyard & Nantucket Steamship Auth. BAN 3.75% 7/30/09	5,000,000	5,060,431
		4,115,943,276
Nebraska - 0.1%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2007 B, 1.95% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	6,830,000	6,830,000
Puerto Rico - 0.5%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series EGL 00 5101 Class A, 1.5% (Liquidity Facility Citibank NA) (b)(f)	11,365,000	11,365,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2007 A6, 0.95%, LOC UBS AG, VRDN (b)	17,780,000	17,780,000
		29,145,000
Tennessee - 0.1%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Bonds Series 2001 A, 5.5% 3/1/09 (e)	6,975,000	7,051,918
Texas - 0.2%
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 2001 D2, 1.98%, LOC Citibank NA, VRDN (b)(e)	8,600,000	8,600,000
Other - 5.3%
Fidelity Municipal Cash Central Fund, 1.27% (c)(d)	288,032,000	288,032,000
TOTAL INVESTMENT PORTFOLIO - 81.6% (Cost $4,460,182,194)		4,460,182,194
NET OTHER ASSETS - 18.4%		1,007,362,700
NET ASSETS - 100%		$ 5,467,544,894
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $98,950,000 or 1.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Bay Trans. Auth. Assessment Rev. Bonds Series DC 8031, 1.95%, tender 12/11/08 (Liquidity Facility Dexia Cr. Local de France)	3/19/08	$ 17,680,000
Security	Acquisition Date	Cost
Massachusetts Bay Trans. Auth. Sales Tax Rev.: Bonds Series DCL 08 44, 1.95%, tender 12/11/08 (Liquidity Facility Dexia Cr. Local de France)	4/9/08	$ 16,960,000
Participating VRDN Series DC 8030, 1.95% (Liquidity Facility Dexia Cr. Local de France)	3/19/08	$ 7,950,000
Participating VRDN Series DCL 08 28, 1.95% (Liquidity Facility Dexia Cr. Local de France)	3/19/08	$ 12,870,000
Participating VRDN Series DCL 08 29, 1.95% (Liquidity Facility Dexia Cr. Local de France)	3/19/08	$ 21,750,000
Massachusetts Gen. Oblig.: Participating VRDN Series MS 06 1496, 1.6% (Liquidity Facility Rabobank Nederland)	12/27/06 - 6/11/07	$ 5,620,000
Participating VRDN Series MS 1186, 1.6% (Liquidity Facility Rabobank Nederland)	10/12/05	$ 16,120,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 5,241,394
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,460,182,194	$ 288,032,000	$ 4,172,150,194	$ -
Income Tax Information
At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $4,460,182,194.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Massachusetts
Municipal Income Fund

October 31, 2008

1.809072.104

MFL-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount	Value
Guam - 0.4%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
Series A, 5% 10/1/23	$ 2,740,000	$ 2,389,143
4.625% 10/1/11 (a)	1,100,000	1,103,663
5.375% 10/1/14 (a)	1,150,000	1,154,842
5.875% 10/1/18 (a)	1,900,000	1,887,916
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Series 2005, 5.875% 7/1/35	2,115,000	1,771,566
		8,307,130
Massachusetts - 95.3%
Ashland Gen. Oblig. 5.25% 5/15/19 (AMBAC Insured)	1,300,000	1,325,870
Auburn Gen. Oblig. 5.125% 6/1/23 (AMBAC Insured)	1,305,000	1,316,588
Boston Gen. Oblig. Series A, 5% 1/1/17	1,005,000	1,047,602
Boston Spl. Oblig. (Boston City Hosp. Issue Proj.):
5% 8/1/16 (MBIA Insured)	9,705,000	9,856,301
5% 8/1/17 (MBIA Insured)	7,990,000	8,065,266
5% 8/1/18 (MBIA Insured)	6,200,000	6,266,898
Boston Wtr. & Swr. Commission Rev.:
Sr. Series A:
5.25% 11/1/19	10,325,000	10,743,472
5.75% 11/1/13	1,975,000	2,083,349
Sr. Series C, 5.2% 11/1/21 (FGIC Insured)	2,045,000	2,048,681
Bridgewater-Raynham Reg'l. School District:
5% 6/15/18 (FSA Insured)	1,475,000	1,510,887
5% 6/15/19 (FSA Insured)	1,535,000	1,564,012
Brockton Gen. Oblig.:
5% 4/1/15 (FSA Insured)	1,000,000	1,050,210
5% 4/1/16 (FSA Insured)	1,000,000	1,043,310
Brookline Gen. Oblig. 5.75% 4/1/15	1,045,000	1,081,774
Dracut Gen. Oblig.:
5% 5/15/16 (AMBAC Insured)	1,400,000	1,439,424
5% 5/15/19 (AMBAC Insured)	1,000,000	1,013,470
Freetown Lakeville Reg'l. School District 5% 1/1/21 (MBIA Insured)	2,265,000	2,240,470
Hopedale Gen. Oblig. 5% 11/15/19 (AMBAC Insured)	1,000,000	1,012,990
Littleton Gen. Oblig. 5% 1/15/19 (FGIC Insured)	1,380,000	1,385,741
Lowell Gen. Oblig.:
5% 12/15/17 (MBIA Insured)	1,410,000	1,449,833
5% 12/15/19 (MBIA Insured)	1,310,000	1,319,288
Lynn Gen. Oblig.:
5.375% 8/15/14 (FGIC Insured)	2,120,000	2,222,184
5.375% 8/15/15 (FGIC Insured)	2,235,000	2,348,180
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Lynn Gen. Oblig.: - continued
5.375% 8/15/16 (FGIC Insured)	$ 2,345,000	$ 2,449,822
Lynn Wtr. & Swr. Commission Gen. Rev. Series A:
5% 6/1/18 (MBIA Insured)	2,055,000	2,084,798
5% 6/1/19 (MBIA Insured)	1,560,000	1,566,880
5% 12/1/32 (MBIA Insured)	2,000,000	1,890,280
Marblehead Gen. Oblig.:
5% 8/15/19	1,510,000	1,544,081
5% 8/15/20	1,465,000	1,489,876
Martha's Vineyard Land Bank Rev. 5% 5/1/18 (AMBAC Insured)	2,070,000	2,108,688
Massachusetts Bay Trans. Auth.:
Series 1991 A, 7% 3/1/21 (FGIC Insured)	3,025,000	3,456,879
Series A:
5.5% 3/1/12	4,350,000	4,540,791
7% 3/1/21	1,500,000	1,714,155
Series B, 6.2% 3/1/16	27,525,000	30,456,413
Massachusetts Bay Trans. Auth. Assessment Rev. Series A:
5.25% 7/1/30	7,085,000	7,003,239
5.75% 7/1/15	85,000	87,700
5.75% 7/1/18	330,000	338,078
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2006 C, 5% 7/1/23	10,000,000	9,989,000
Series C, 5% 7/1/22	9,900,000	9,921,879
Sr. Series A, 5.25% 7/1/32	7,745,000	7,590,255
Sr. Series B, 5.5% 7/1/29 (MBIA Insured)	4,000,000	4,140,240
Sr. Series C:
5.25% 7/1/19	4,430,000	4,632,097
5.25% 7/1/21	4,000,000	4,107,800
5.25% 7/1/23	3,950,000	4,030,857
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. Series 2006 A:
5% 1/1/14	1,500,000	1,508,700
5% 1/1/17	1,250,000	1,206,900
5% 1/1/19	2,225,000	2,095,283
5% 1/1/20	3,000,000	2,763,660
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series A, 5% 10/1/21 (MBIA Insured)	1,165,000	1,067,944
(Boston College Proj.) Series P:
5% 7/1/20	2,500,000	2,506,800
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Boston College Proj.) Series P:
5% 7/1/21	$ 3,090,000	$ 3,044,268
(Boston Univ. Proj.) Series T1, 5% 10/1/39 (AMBAC Insured)	10,000,000	8,583,200
(Brandeis Univ. Proj.) Series N:
5% 10/1/23	1,040,000	1,037,785
5% 10/1/24	1,210,000	1,195,565
(College of Holy Cross Proj.):
Series 2008 A, 5% 9/1/26	1,500,000	1,468,725
Series 2008 B, 5% 9/1/22	1,100,000	1,102,464
(Mount Holyoke College Proj.) Series 2001:
5.125% 7/1/21	5,715,000	5,759,006
5.25% 7/1/31	11,785,000	11,479,533
5.5% 7/1/14	750,000	783,998
5.5% 7/1/15	910,000	946,573
5.5% 7/1/16	590,000	611,152
(Regis College Proj.) Series 1998:
5.25% 10/1/18	2,240,000	1,857,498
5.5% 10/1/28	5,660,000	3,992,734
Series 2008, 5.75% 9/1/25	8,000,000	7,855,600
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (b)(c)	10,250,000	9,108,355
Massachusetts Edl. Fing. Auth. Rev.:
Series A:
Issue E:
4.55% 7/1/09 (AMBAC Insured) (c)	570,000	575,267
4.65% 7/1/10 (AMBAC Insured) (c)	1,360,000	1,349,270
4.75% 7/1/11 (AMBAC Insured) (c)	2,340,000	2,280,236
4.8% 7/1/12 (AMBAC Insured) (c)	605,000	584,249
4.95% 7/1/14 (AMBAC Insured) (c)	1,145,000	1,087,212
5% 7/1/15 (AMBAC Insured) (c)	540,000	507,940
Issue G, 5% 12/1/11 (MBIA Insured) (c)	1,060,000	1,041,121
Series C Issue G:
4.7% 12/1/09 (MBIA Insured) (c)	935,000	944,976
4.9% 12/1/11 (AMBAC Insured) (c)	1,335,000	1,308,540
Massachusetts Fed. Hwy.:
Series 1998 A:
0% 6/15/15	1,455,000	1,077,166
5.25% 12/15/11 (Pre-Refunded to 12/15/08 @ 101) (d)	5,070,000	5,137,735
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Fed. Hwy.: - continued
Series 1998 A:
5.25% 6/15/12 (Pre-Refunded to 12/15/08 @ 101) (d)	$ 7,320,000	$ 7,417,795
5.5% 6/15/14 (Pre-Refunded to 12/15/08 @ 101) (d)	8,310,000	8,423,348
Series 1998 B, 5.125% 6/15/15 (MBIA Insured) (Pre-Refunded to 12/15/08 @ 101) (d)	5,820,000	5,896,999
Series 2000 A:
5.75% 6/15/11	8,660,000	9,125,129
5.75% 12/15/11	9,510,000	10,020,782
5.75% 6/15/12	5,000,000	5,228,900
5.75% 6/15/13	8,000,000	8,369,520
5.75% 12/15/14 (Pre-Refunded to 12/15/10 @ 100) (d)	5,035,000	5,311,774
Series B, 5.125% 12/15/14 (Pre-Refunded to 12/15/08 @ 101) (d)	660,000	668,732
Massachusetts Gen. Oblig.:
Series 2001 D:
5.5% 11/1/18	2,000,000	2,149,480
5.5% 11/1/20	1,000,000	1,057,630
Series 2003 D, 5.5% 10/1/19 (AMBAC Insured)	7,000,000	7,473,270
Series 2004 A, 5.25% 8/1/20 (FSA Insured)	4,500,000	4,683,870
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100) (d)	4,850,000	5,127,760
Series 2006 B:
5.25% 9/1/20 (FSA Insured)	4,255,000	4,425,923
5.25% 9/1/22	15,000,000	15,445,500
Series 2006 D, 5% 8/1/19	8,990,000	9,110,196
Series 2007 A, 3.37% 5/1/37 (b)	20,000,000	12,000,200
Series 2007 B, 5% 11/1/15	7,000,000	7,401,240
Series 2007 C:
5% 8/1/32	18,500,000	17,420,525
5% 8/1/37	15,500,000	14,187,305
5.25% 8/1/21 (AMBAC Insured)	980,000	1,004,765
5.25% 8/1/22 (FSA Insured)	1,985,000	2,029,504
5.25% 8/1/23 (FSA Insured)	12,800,000	13,023,232
5.25% 8/1/24 (FSA Insured)	6,500,000	6,585,800
Series 2008 A:
5% 8/1/26	9,370,000	9,122,070
5% 8/1/27	10,000,000	9,703,300
5% 8/1/33	3,000,000	2,795,100
5% 8/1/38	4,085,000	3,729,768
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series A:
5% 8/1/16 (Pre-Refunded to 8/1/14 @ 100) (d)	$ 5,000,000	$ 5,272,200
5% 3/1/18 (FSA Insured)	25,000,000	25,569,250
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (d)	1,795,000	1,909,629
Series D:
5.25% 10/1/22 (Pre-Refunded to 10/1/13 @ 100) (d)	3,800,000	4,054,866
5.375% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (d)	240,000	255,456
5.5% 10/1/18	6,000,000	6,450,180
Series E:
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (d)	4,315,000	4,614,806
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (d)	695,000	743,289
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Med. Ctr. Proj.) Series F:
5.75% 7/1/17	1,305,000	1,304,883
5.75% 7/1/18	1,300,000	1,298,934
5.75% 7/1/19	1,455,000	1,446,867
5.75% 7/1/20	500,000	494,525
5.75% 7/1/33	3,000,000	2,586,630
(Berklee College of Music Proj.) Series A:
5% 10/1/16	1,000,000	1,022,230
5% 10/1/19	3,290,000	3,249,040
5% 10/1/21	3,270,000	3,120,725
5% 10/1/23	2,000,000	1,887,620
5% 10/1/25	5,950,000	5,509,046
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (e)	11,360,000	11,054,416
(Brandeis Univ. Proj.) Series I:
5.25% 10/1/14 (MBIA Insured)	2,780,000	2,805,437
5.25% 10/1/16 (MBIA Insured)	1,400,000	1,412,894
(CareGroup, Inc. Proj.):
Series 2008 B1, 5.375% 2/1/27 (MBIA Insured)	1,000,000	944,690
Series 2008 B2:
5% 2/1/25 (MBIA Insured)	800,000	730,240
5.375% 2/1/26 (MBIA Insured)	1,750,000	1,678,653
5.375% 2/1/28 (MBIA Insured)	2,000,000	1,884,420
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(CareGroup, Inc. Proj.):
Series 2008 D:
5.25% 7/1/19 (MBIA Insured)	$ 1,500,000	$ 1,499,895
5.25% 7/1/21 (MBIA Insured)	1,450,000	1,417,143
5.25% 7/1/22 (MBIA Insured)	1,000,000	974,260
5.25% 7/1/24 (MBIA Insured)	1,900,000	1,808,439
Series 2008 E1:
5% 7/1/28	2,525,000	1,814,995
5.125% 7/1/33	2,000,000	1,377,500
5.125% 7/1/38	3,640,000	2,425,114
5.375% 7/1/21	10,850,000	8,978,918
Series 2008 E2:
5.375% 7/1/23	3,500,000	2,795,065
5.375% 7/1/24	5,015,000	3,934,619
5.375% 7/1/25	3,500,000	2,700,985
(Emerson Hosp. Proj.) Series E, 5% 8/15/35 (Radian Asset Assurance, Inc. Insured)	2,500,000	1,821,950
(Harvard Univ. Proj.) Series FF, 5.125% 7/15/37	32,840,000	32,184,514
(Lahey Clinic Med. Ctr. Proj.) Series C, 5% 8/15/30 (FGIC Insured)	5,190,000	4,459,923
(Massachusetts Eye & Ear Infirmary Proj.) Series B:
5.25% 7/1/09	2,540,000	2,564,155
5.25% 7/1/10	2,000,000	1,966,380
5.25% 7/1/11	3,025,000	2,935,279
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	9,170,000	9,699,109
(Massachusetts Institute of Technology Proj.):
Series A, 5% 7/1/19	3,000,000	3,067,500
Series I1, 5.2% 1/1/28	6,500,000	6,570,460
Series K, 5.375% 7/1/17	6,805,000	7,298,158
Series L:
5% 7/1/18	4,315,000	4,499,380
5% 7/1/23	3,990,000	3,981,541
5.25% 7/1/33	13,500,000	13,099,590
(Med. Ctr. of Central Massachusetts Proj.) 6.55% 6/23/22 (AMBAC Insured)	16,800,000	17,029,488
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	500,000	500,750
(Northeastern Univ. Proj.):
Series 1998 G, 5% 10/1/28 (MBIA Insured)	6,500,000	6,308,315
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Northeastern Univ. Proj.):
Series 2008 R:
5% 10/1/16	$ 600,000	$ 609,366
5% 10/1/17	750,000	755,325
5% 10/1/18	500,000	496,895
5% 10/1/20	2,000,000	1,914,800
5% 10/1/22	1,160,000	1,090,702
5% 10/1/27	3,030,000	2,731,333
5% 10/1/28	1,000,000	895,710
5% 10/1/33	5,000,000	4,301,900
(Partners HealthCare Sys., Inc. Proj.):
Series 1997 A:
5.125% 7/1/11 (MBIA Insured)	3,885,000	3,926,259
5.375% 7/1/24	7,430,000	7,444,266
Series C:
5.75% 7/1/21	2,500,000	2,512,850
5.75% 7/1/32	190,000	177,219
Series E:
5% 7/1/17	1,255,000	1,247,959
5% 7/1/19	1,390,000	1,334,497
Series F:
5% 7/1/17	1,410,000	1,402,090
5% 7/1/19	1,760,000	1,689,723
5% 7/1/20	2,350,000	2,224,863
5% 7/1/21	1,150,000	1,076,274
5% 7/1/22	1,855,000	1,717,266
Series G:
5% 7/1/18	1,500,000	1,474,005
5% 7/1/20	1,300,000	1,230,775
5% 7/1/22	1,350,000	1,249,763
5% 7/1/27	7,750,000	6,730,178
5% 7/1/28	5,515,000	4,724,314
(South Shore Hosp. Proj.) Series F:
5.25% 7/1/09	2,120,000	2,159,411
5.5% 7/1/12	800,000	804,640
5.5% 7/1/12 (Pre-Refunded to 7/1/09 @ 101) (d)	1,365,000	1,411,683
5.625% 7/1/19	370,000	341,207
5.625% 7/1/19 (Pre-Refunded to 7/1/09 @ 101) (d)	630,000	652,056
5.75% 7/1/29	6,370,000	5,322,899
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(South Shore Hosp. Proj.) Series F:
5.75% 7/1/29 (Pre-Refunded to 7/1/09 @ 101) (d)	$ 10,980,000	$ 11,373,304
(Tufts Univ. Proj.):
Series I, 5.5% 2/15/36	5,000,000	4,936,900
Series J, 5.5% 8/15/17	500,000	537,395
(UMass Worcester Proj.):
Series 2005 D:
5% 10/1/16 (FGIC Insured)	3,040,000	3,095,845
5% 10/1/17 (FGIC Insured)	3,735,000	3,774,778
Series B:
5.25% 10/1/15 (FGIC Insured)	565,000	581,046
5.25% 10/1/15 (Pre-Refunded to 10/1/11 @ 100) (d)	435,000	462,653
(Wellesley College Proj.) Series II:
5% 7/1/19	1,975,000	1,996,113
5% 7/1/20	2,075,000	2,087,699
(Williams College Proj.):
Series 2003 H, 5% 7/1/20	1,005,000	1,013,231
Series 2006 L:
5% 7/1/17	1,000,000	1,041,220
5% 7/1/18	1,000,000	1,030,060
5% 7/1/19	1,695,000	1,727,273
5% 7/1/20	2,410,000	2,432,726
5% 7/1/21	2,535,000	2,523,086
5% 7/1/36	4,355,000	4,008,995
(Worcester City Campus Proj.) Series E:
5% 10/1/17 (FGIC Insured)	2,130,000	2,152,067
5% 10/1/18 (FGIC Insured)	1,985,000	2,010,765
5% 10/1/19 (FGIC Insured)	1,350,000	1,351,688
5% 10/1/20 (FGIC Insured)	2,465,000	2,443,086
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (Boston Edison Co. Proj.) Series A, 5.75% 2/1/14	9,900,000	9,911,286
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.) Series 1998 A, 5.2% 12/1/08 (c)	1,300,000	1,299,103
Massachusetts Indl. Fin. Agcy. Rev. (Whitehead Institute Biomedical Research Proj.) 5.125% 7/1/26	14,600,000	13,985,340
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
(Nuclear #6 Proj.) Series A, 5.25% 7/1/14 (MBIA Insured)	1,465,000	1,509,492
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.: - continued
(Nuclear Mix #1 Proj.) Series A, 5.25% 7/1/12 (MBIA Insured)	$ 8,000,000	$ 8,392,000
(Nuclear Mix #4 Proj.) Series A, 5.25% 7/1/12 (MBIA Insured)	8,510,000	8,926,990
Massachusetts Port Auth. Rev.:
(US Airways, Inc. Proj.) Series A, 5.5% 9/1/10 (MBIA Insured) (c)	1,965,000	1,907,386
Series 1973, 5.625% 7/1/12 (Escrowed to Maturity) (d)	975,000	1,032,028
Series 1998 A, 5% 7/1/23 (FSA Insured)	8,750,000	8,415,225
Series 1998 B:
5% 7/1/10 (FSA Insured) (c)	2,275,000	2,280,733
5% 7/1/15 (FSA Insured) (c)	3,310,000	3,319,897
Series 2007 C:
5% 7/1/17 (FSA Insured) (c)	1,660,000	1,640,395
5% 7/1/22 (FSA Insured) (c)	6,140,000	5,524,465
5% 7/1/27 (FSA Insured) (c)	5,000,000	4,356,600
Series A:
5% 7/1/18 (AMBAC Insured)	5,205,000	5,328,879
5% 7/1/18 (MBIA Insured)	2,000,000	2,027,200
5% 7/1/19 (MBIA Insured)	6,915,000	6,968,799
5% 7/1/20 (MBIA Insured)	2,505,000	2,509,985
5% 7/1/21 (AMBAC Insured)	5,010,000	4,963,357
5% 7/1/21 (MBIA Insured)	3,000,000	2,994,240
5% 7/1/22 (MBIA Insured)	2,000,000	1,982,300
5% 7/1/35 (AMBAC Insured)	10,000,000	9,074,900
Series B:
5.5% 7/1/10 (FSA Insured) (c)	11,470,000	11,688,274
5.5% 7/1/11 (FSA Insured) (c)	5,500,000	5,593,225
5.5% 7/1/12 (FSA Insured) (c)	4,000,000	4,057,760
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.) Series 2007:
5% 7/1/18 (FGIC Insured) (c)	1,500,000	1,343,325
5% 7/1/19 (FGIC Insured) (c)	1,000,000	879,090
5% 7/1/20 (FGIC Insured) (c)	1,360,000	1,172,891
5% 7/1/21 (FGIC Insured) (c)	1,000,000	851,030
(Delta Air Lines, Inc. Proj.):
Series 2001 A, 5.5% 1/1/12 (AMBAC Insured) (c)	9,335,000	7,782,683
Series A:
5.5% 1/1/13 (AMBAC Insured) (c)	7,015,000	5,472,402
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Spl. Facilities Rev.: - continued
(Delta Air Lines, Inc. Proj.):
Series A:
5.5% 1/1/14 (AMBAC Insured) (c)	$ 6,040,000	$ 4,681,966
5.5% 1/1/15 (AMBAC Insured) (c)	5,000,000	3,758,550
5.5% 1/1/16 (AMBAC Insured) (c)	5,000,000	3,644,300
5.5% 1/1/17 (AMBAC Insured) (c)	5,555,000	3,924,830
5.5% 1/1/18 (AMBAC Insured) (c)	6,000,000	4,164,180
5.5% 1/1/19 (AMBAC Insured) (c)	5,000,000	3,363,050
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/19 (MBIA Insured)	17,000,000	17,272,170
5% 8/15/22	5,540,000	5,545,872
Series A:
4.5% 8/15/35	19,965,000	16,087,398
5% 8/15/17 (AMBAC Insured)	5,000,000	5,231,000
5% 8/15/23	6,000,000	5,987,100
5% 8/15/24	26,600,000	26,311,922
5% 8/15/25	12,350,000	12,169,814
5% 8/15/26	2,000,000	1,956,060
5% 8/15/27	10,000,000	9,737,900
5% 8/15/30	107,600,000	103,048,496
5% 8/15/37	26,000,000	23,575,500
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
Series 2004, 5.25% 1/1/19 (FGIC Insured)	3,500,000	3,546,515
Series 2005, 5.5% 1/1/28 (FGIC Insured)	1,000,000	973,380
Massachusetts Spl. Oblig. Rev.:
(Fed. Hwy. Grant Anticipation Note Prog.) Series A, 5% 12/15/12 (FSA Insured)	3,700,000	3,910,678
Series A:
5% 6/1/23 (FSA Insured)	2,000,000	1,999,920
5.5% 6/1/15 (FGIC Insured)	11,070,000	11,790,546
5.5% 6/1/16 (FGIC Insured)	2,520,000	2,670,142
5.5% 6/1/16 (FSA Insured)	3,000,000	3,228,450
5.5% 6/1/18 (FSA Insured)	9,740,000	10,388,879
5.5% 6/1/19 (FSA Insured)	10,000,000	10,574,700
Massachusetts State College Bldg. Auth. Rev.:
Series A:
0% 5/1/22 (Escrowed to Maturity) (d)	2,250,000	1,099,463
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	1,809,469
5% 5/1/18 (MBIA Insured)	2,270,000	2,288,387
5% 5/1/19 (Assured Guaranty Corp. Insured)	1,730,000	1,756,106
5% 5/1/20 (Assured Guaranty Corp. Insured)	2,130,000	2,136,369
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts State College Bldg. Auth. Rev.: - continued
Series A:
5% 5/1/21 (Assured Guaranty Corp. Insured)	$ 2,440,000	$ 2,426,556
5% 5/1/22 (Assured Guaranty Corp. Insured)	2,430,000	2,404,169
5% 5/1/23 (Assured Guaranty Corp. Insured)	2,490,000	2,452,177
5% 5/1/31 (AMBAC Insured)	5,000,000	4,603,200
5% 5/1/36 (AMBAC Insured)	8,000,000	7,253,520
5% 5/1/43 (MBIA Insured)	11,410,000	10,066,473
5.25% 5/1/14 (XL Cap. Assurance, Inc. Insured)	2,075,000	2,163,291
5.25% 5/1/15 (XL Cap. Assurance, Inc. Insured)	2,030,000	2,099,588
5.25% 5/1/16 (XL Cap. Assurance, Inc. Insured)	1,295,000	1,328,256
5.25% 5/1/19 (XL Cap. Assurance, Inc. Insured)	2,680,000	2,695,919
5.25% 5/1/21 (XL Cap. Assurance, Inc. Insured)	1,965,000	1,947,256
5.25% 5/1/23 (XL Cap. Assurance, Inc. Insured)	2,665,000	2,625,158
Series B:
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,136,740
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	1,844,473
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 A, 5.125% 1/1/17 (MBIA Insured)	3,575,000	3,590,694
Series 1999 A:
5% 1/1/39 (AMBAC Insured)	7,075,000	5,742,282
5.25% 1/1/29 (AMBAC Insured)	45,615,000	40,953,147
Sr. Series A:
0% 1/1/25 (MBIA Insured)	5,110,000	1,984,826
0% 1/1/29 (MBIA Insured)	33,195,000	9,907,048
5% 1/1/37 (MBIA Insured)	42,240,000	35,040,192
5.125% 1/1/23 (MBIA Insured)	3,460,000	3,329,973
Sr. Series C:
0% 1/1/16 (MBIA Insured)	3,000,000	2,132,100
0% 1/1/17 (MBIA Insured)	7,705,000	5,142,394
0% 1/1/18 (MBIA Insured)	1,825,000	1,138,581
0% 1/1/19 (MBIA Insured)	13,815,000	8,049,586
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	14,065,000	14,183,849
Massachusetts Wtr. Poll. Abatement Trust:
(MWRA Prog.) Series A, 5.25% 8/1/20	1,700,000	1,728,101
(Pool Prog.):
Series 10:
5% 8/1/22	305,000	303,777
5% 8/1/29	1,765,000	1,718,192
5% 8/1/34	150,000	143,706
5.25% 8/1/15	2,435,000	2,594,687
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
(Pool Prog.):
Series 12:
5% 8/1/19	$ 13,995,000	$ 14,254,607
5% 8/1/20	7,000,000	7,057,540
Series 13:
5% 8/1/19	3,565,000	3,638,118
5% 8/1/20	4,895,000	4,939,496
5% 8/1/21	5,350,000	5,314,744
5% 8/1/22	8,355,000	8,280,641
5% 8/1/23	4,385,000	4,371,100
Series 2004 A:
5.25% 2/1/16	6,110,000	6,518,270
5.25% 2/1/17	6,435,000	6,845,746
5.25% 2/1/18	6,300,000	6,614,622
5.25% 8/1/22	6,525,000	6,665,614
5.25% 2/1/23	1,390,000	1,415,048
5.25% 2/1/24	1,170,000	1,188,346
5.25% 8/1/24	3,780,000	3,840,556
Series 3, 5.4% 2/1/10	300,000	301,689
Series 4, 5.125% 8/1/14	70,000	70,683
Series 5, 5.25% 8/1/15	75,000	76,643
Series 6:
5.25% 8/1/19	30,000	30,821
5.5% 8/1/30	17,580,000	17,724,859
5.625% 8/1/14	115,000	119,965
5.625% 8/1/15	25,000	25,993
5.625% 8/1/16	485,000	502,853
Series 7:
5.25% 2/1/16	4,495,000	4,666,304
5.25% 2/1/17	2,795,000	2,890,477
Series 8:
5% 8/1/17	110,000	112,360
5% 8/1/20	105,000	105,989
Series 9, 5.25% 8/1/33	595,000	578,887
Series A, 5.25% 8/1/16	21,700,000	23,235,058
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A:
5% 8/1/15	50,000	50,042
5% 8/1/15 (Escrowed to Maturity) (d)	950,000	1,021,839
5.25% 8/1/12	565,000	569,972
5.25% 8/1/13	330,000	332,937
5.45% 2/1/13 (Escrowed to Maturity) (d)	1,960,000	2,051,552
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1992 A, 6.5% 7/15/19 (Escrowed to Maturity) (d)	$ 21,960,000	$ 25,034,400
Series 1997 D, 5% 8/1/24 (MBIA Insured)	1,510,000	1,493,677
Series 1998 B:
5.5% 8/1/15 (FSA Insured)	1,500,000	1,614,225
5.5% 8/1/16 (FSA Insured)	1,425,000	1,535,480
Series 2005 A:
5.25% 8/1/21 (MBIA Insured)	12,645,000	12,928,501
5.25% 8/1/24 (MBIA Insured)	9,000,000	9,099,810
Series 2007 A:
5% 8/1/23 (FSA Insured)	2,000,000	2,001,180
5% 8/1/25 (FSA Insured)	2,000,000	1,981,940
Series A:
5% 8/1/26 (FSA Insured)	2,000,000	1,965,220
5% 8/1/27 (FSA Insured)	2,000,000	1,954,660
5% 8/1/28 (FSA Insured)	2,000,000	1,948,440
Series B, 5.125% 8/1/27 (MBIA Insured)	6,960,000	6,864,648
Series J:
5% 8/1/42	8,160,000	7,409,198
5.5% 8/1/20	1,000,000	1,043,010
Monson Gen. Oblig.:
5.25% 5/15/17 (AMBAC Insured)	2,120,000	2,198,546
5.25% 5/15/19 (AMBAC Insured)	2,335,000	2,398,395
5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,003,560
5.25% 5/15/22 (AMBAC Insured)	2,985,000	3,040,790
Pioneer Valley Reg'l. School District:
5.375% 6/15/15 (AMBAC Insured)	1,235,000	1,292,032
5.375% 6/15/16 (AMBAC Insured)	1,000,000	1,043,790
Pittsfield Gen. Oblig.:
5% 4/15/19 (MBIA Insured)	1,140,000	1,156,234
5.5% 4/15/17 (MBIA Insured)	1,930,000	2,006,196
Randolph Gen. Oblig.:
5% 9/1/16 (AMBAC Insured)	1,170,000	1,210,213
5% 9/1/18 (AMBAC Insured)	1,090,000	1,110,732
5% 9/1/19 (AMBAC Insured)	1,085,000	1,094,288
Reading Gen. Oblig.:
5% 3/15/20 (MBIA Insured)	2,100,000	2,120,517
5% 3/15/21 (MBIA Insured)	2,190,000	2,187,854
Salem Gen. Oblig.:
5% 1/15/19 (FGIC Insured)	1,525,000	1,536,682
5% 1/15/20 (FGIC Insured)	1,350,000	1,350,513
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Springfield Gen. Oblig.:
Series 2005:
5% 8/1/22 (MBIA Insured)	$ 3,610,000	$ 3,560,363
5% 8/1/23 (MBIA Insured)	2,050,000	2,014,187
Series 2007:
5% 8/1/15 (FSA Insured)	1,000,000	1,054,270
5% 8/1/16 (FSA Insured)	8,000,000	8,375,520
5% 8/1/17 (FSA Insured)	5,000,000	5,194,600
5% 8/1/18 (FSA Insured)	7,210,000	7,405,391
5.75% 8/1/14 (FSA Insured)	4,000,000	4,372,640
Springfield Wtr. & Swr. Commission Rev. Series A:
5.75% 10/15/26 (Assured Guaranty Corp. Insured) (a)	1,000,000	1,012,040
5.75% 10/15/27 (Assured Guaranty Corp. Insured) (a)	1,000,000	1,011,280
5.75% 10/15/28 (Assured Guaranty Corp. Insured) (a)	1,000,000	1,009,760
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Series 2004 1:
5.375% 11/1/16 (AMBAC Insured)	1,305,000	1,376,958
5.375% 11/1/16 (Pre-Refunded to 11/1/14 @ 100) (d)	4,585,000	5,025,068
Series 2004 A, 5.375% 11/1/17 (Pre-Refunded to 11/1/14 @ 100) (d)	1,000,000	1,098,810
Series 2008 2, 5% 5/1/38 (FSA Insured)	19,260,000	17,307,614
Woods Hole, Martha's Vineyard & Nantucket Steamship Auth. Series 2004 B, 5% 3/1/17	3,300,000	3,408,042
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (FGIC Insured)	1,465,000	1,436,843
5.5% 8/15/13 (FGIC Insured)	1,285,000	1,341,990
5.5% 8/15/18 (FGIC Insured)	1,000,000	1,011,700
Series 2001 B, 5.5% 10/1/14 (FGIC Insured)	1,070,000	1,112,083
		1,760,354,553
Puerto Rico - 2.6%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000,000	2,930,490
Series 2002 E, 5.5% 7/1/21 (FSA Insured)	1,700,000	1,674,007
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (d)	$ 10,360,000	$ 10,439,461
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2004 A, 5.25% 7/1/18 (CIFG North America Insured) (FSA Insured)	2,500,000	2,503,900
Series 2006 A:
4.837% 7/1/21 (FGIC Insured) (b)	5,400,000	4,077,540
5.25% 7/1/26	3,000,000	2,591,190
5.25% 7/1/30	2,060,000	1,734,458
Series 2006 B, 5.25% 7/1/32	1,000,000	827,470
Series 2007 A, 5.5% 7/1/21 (FGIC Insured)	9,000,000	8,463,690
Series A, 5.25% 7/1/18	3,500,000	3,287,200
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	3,790,000	3,818,994
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (b)	3,100,000	2,993,856
Puerto Rico Pub. Fin. Corp. Commonwealth Appropriation Series 2004 A, 5.25%, tender 2/1/12 (AMBAC Insured) (b)	1,015,000	995,421
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (FGIC Insured)	15,600,000	1,647,516
		47,985,193
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/11	805,000	816,254
5% 10/1/13	700,000	697,865
5.25% 10/1/16	750,000	728,655
		2,242,774
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $1,943,697,195)	1,818,889,650
NET OTHER ASSETS - 1.6%	29,245,109
NET ASSETS - 100%	$ 1,848,134,759
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,054,416 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 10,654,885
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,818,889,650	$ -	$ 1,818,889,650	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,942,730,718. Net unrealized depreciation aggregated $123,841,068, of which $13,073,255 related to appreciated investment securities and $136,914,323 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Massachusetts
AMT Tax-Free
Money Market Fund

Massachusetts AMT Tax-Free
Money Market
Institutional Class
Service Class

October 31, 2008

1.809100.104

SMA-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 87.1%
	Principal Amount	Value
Alaska - 0.1%
Valdez Marine Term. Rev. (Exxon Pipeline Co. Proj.) Series 1993 A, 0.8%, VRDN (c)	$ 2,200,000	$ 2,200,000
Colorado - 0.5%
Colorado Springs Utils. Rev. Participating VRDN Series SGA 88, 1.45% (Liquidity Facility Societe Generale) (c)(f)	17,000,000	17,000,000
Florida - 0.6%
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev. (Oak Hammock At The Univ. of Florida, Inc. Proj.) Series 2007, 1.45%, LOC Bank of Scotland PLC, VRDN (c)	18,715,000	18,715,000
Illinois - 0.1%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series DBE 534, 1.6% (Liquidity Facility Deutsche Bank AG) (c)(f)	2,280,000	2,280,000
Maryland - 0.1%
Maryland Gen. Oblig. Bonds Series 2004, 5% 2/1/09	2,000,000	2,017,438
Massachusetts - 80.6%
Agawam Gen. Oblig. BAN 2.5% 12/12/08	5,380,000	5,384,061
Bourne Gen. Oblig. BAN 3% 1/30/09	9,080,536	9,091,857
Braintree Gen. Oblig. BAN:
2% 11/13/08	15,100,000	15,101,708
3.75% 11/13/08	27,100,000	27,103,439
Cambridge Gen. Oblig. Bonds 3% 2/1/09	4,990,000	5,005,583
Chelmsford Gen. Oblig. BAN 2.5% 6/18/09	6,399,347	6,429,139
Concord Gen. Oblig. BAN 2.75% 5/15/09	12,000,000	12,055,350
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 108, 1.78% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	9,300,000	9,300,000
Framingham Gen. Oblig. BAN 2.5% 6/19/09	6,000,000	6,026,728
Franklin Gen. Oblig. BAN 2.25% 3/25/09	6,995,000	7,010,179
Haverhill Gen. Oblig. BAN:
3.5% 12/12/08	3,500,000	3,501,900
3.75% 11/7/08	3,091,000	3,091,171
Lunenburg Gen. Oblig. BAN 2.75% 6/25/09	5,689,258	5,720,636
Malden Gen. Oblig. BAN 3.75% 10/23/09	6,100,000	6,137,466
Massachusetts Participating VRDN:
Series Clipper 06 11, 1.85% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	19,605,000	19,605,000
Series Clipper 07 18, 1.92% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	54,600,000	54,600,000
Massachusetts Bay Trans. Auth. Series 1999, 2.5% (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	26,455,000	26,455,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Assessment Rev. Participating VRDN Series Putters 1062, 1.8% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	$ 9,530,000	$ 9,530,000
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Bonds Series DCL 08 44, 1.95%, tender 12/11/08 (Liquidity Facility Dexia Cr. Local de France) (c)(f)(g)	10,370,000	10,370,000
Participating VRDN:
Series BA 08 3050X, 1.77% (Liquidity Facility Bank of America NA) (c)(f)	5,940,000	5,940,000
Series MACN 05 E, 1.77% (Liquidity Facility Bank of America NA) (c)(f)	8,600,000	8,600,000
Series PT 4140, 1.88% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)	17,835,000	17,835,000
Series PT 4368, 1.78% (Liquidity Facility Wells Fargo & Co.) (c)(f)	5,035,000	5,035,000
Series 2008 A1, 1.5% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	10,000,000	10,000,000
Series 2008 A2, 1.4% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	17,500,000	17,500,000
Series A:
1.6% 11/20/08 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	2,800,000	2,800,000
1.6% 11/20/08 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	6,800,000	6,800,000
1.65% 11/20/08 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	7,000,000	7,000,000
2.15% 11/14/08 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	5,800,000	5,800,000
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds (Boston Univ. Proj.) Series U4, 2%, tender 6/18/09 (c)	13,700,000	13,700,000
(Abby Kelley Foster Charter Pub. School Proj.) Series 2008, 1.75%, LOC TD Banknorth, NA, VRDN (c)	5,000,000	5,000,000
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 1.77%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	3,700,000	3,700,000
(Babson College Proj.) Series 2008 A, 1.8%, LOC RBS Citizens NA, VRDN (c)	15,300,000	15,300,000
(Boston Univ. Proj.):
Series U3, 1.2%, LOC BNP Paribas SA, VRDN (c)	5,555,000	5,555,000
Series U5A, 1%, LOC RBS Citizens NA, VRDN (c)	4,300,000	4,300,000
Series U6C, 1%, LOC Allied Irish Banks PLC, VRDN (c)	3,700,000	3,700,000
Series U6E, 1.5%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	22,330,000	22,330,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Brandeis Univ. Proj.) Series M, 1.4%, LOC Bank of America NA, VRDN (c)	$ 2,400,000	$ 2,400,000
(Brooksby Village, Inc. Proj.) 1.65%, LOC LaSalle Bank NA, VRDN (c)	47,460,000	47,460,000
(Childrens Museum Proj.) Series 2006, 1.4%, LOC RBS Citizens NA, VRDN (c)	11,300,000	11,300,000
(City Year Proj.) 1.45%, LOC Bank of America NA, VRDN (c)	8,395,000	8,395,000
(College of Holy Cross Proj.) Series 2008 A, 0.7%, LOC Bank of America NA, VRDN (c)	10,000,000	10,000,000
(Ed. Lawrence Academy Proj.) Series A, 1.45%, LOC Bank of America NA, VRDN (c)	2,490,000	2,490,000
(Edgewood Retirement Proj.) Series A, 2%, LOC Lloyds TSB Bank PLC, VRDN (c)	4,900,000	4,900,000
(Harvard Univ. Proj.):
Series 2006 B2, 1%, VRDN (c)	1,100,000	1,100,000
Series B-1, 0.7%, VRDN (c)	13,325,000	13,325,000
Series HH, 0.75%, VRDN (c)	1,350,000	1,350,000
(Hockomock YMCA Issue Proj.) 1.4%, LOC Bank of America NA, VRDN (c)	8,190,000	8,190,000
(Institute of Contemporary Art Proj.) Series 2004 A, 1.4%, LOC Bank of America NA, VRDN (c)	5,200,000	5,200,000
(Int'l. Fund For Animal Welfare, Inc. Proj.) 1.45%, LOC Bank of America NA, VRDN (c)	13,335,000	13,335,000
(Lasell College Proj.) Series 2008, 1.75%, LOC RBS Citizens NA, VRDN (c)	4,000,000	4,000,000
(Lasell Village Proj.) 1.75%, LOC Bank of America NA, VRDN (c)	20,115,000	20,115,000
(Mary Ann Morse Healthcare Proj.) Series 2007, 1.8%, LOC JPMorgan Chase Bank, VRDN (c)	8,700,000	8,700,000
(Masonic Nursing Home, Inc. Proj.) Series 2002, 2%, LOC RBS Citizens NA, VRDN (c)	28,830,000	28,830,000
(Neighborhood House Charter Proj.) Series A, 1.75%, LOC Bank of America NA, VRDN (c)	7,100,000	7,100,000
(New Jewish High School Proj.) 1.92%, LOC Allied Irish Banks PLC, VRDN (c)	10,060,000	10,060,000
(Newton Country Day School Proj.):
Series 2000, 1.92%, LOC Bank of America NA, VRDN (c)	7,290,000	7,290,000
Series 2005, 1.92%, LOC Bank of America NA, VRDN (c)	10,280,000	10,280,000
(Saint Mark's School Proj.) 1.92%, LOC Bank of America NA, VRDN (c)	7,490,000	7,490,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Simmons College Proj.) Series G, 1.25%, LOC TD Banknorth, N.A., VRDN (c)	$ 5,275,000	$ 5,275,000
(Smith College Proj.) Series 2002, 0.75%, VRDN (c)	9,139,000	9,139,000
(The May Institute, Inc. Proj.) Series H, 1.92%, LOC Banco Santander SA, VRDN (c)	5,195,000	5,195,000
(The Rivers School Proj.) Series 2002, 1.92%, LOC RBS Citizens NA, VRDN (c)	6,800,000	6,800,000
(Third Sector New England, Inc. Proj.) Series A, 1.75%, LOC Bank of America NA, VRDN (c)	17,600,000	17,600,000
(Worcester Polytechnic Institute Proj.) Series A, 1.5%, LOC TD Banknorth, N.A., VRDN (c)	15,500,000	15,500,000
(YMCA of Greater Boston Proj.) Series A, 1.78%, LOC RBS Citizens NA, VRDN (c)	25,680,000	25,680,000
1.68% 12/10/08, LOC JPMorgan Chase Bank, CP	5,684,000	5,684,000
4.5% 11/4/08, LOC Bank of America NA, CP	10,939,000	10,939,000
Massachusetts Dev. Fin. Agcy. Sr. Living Facility Rev. (New England Deaconess Assoc. Proj.) Series 2004, 1.6%, LOC Lloyds TSB Bank PLC, VRDN (c)	21,165,000	21,165,000
Massachusetts Gen. Oblig.:
Bonds:
Series 2002 E, 5.5% 1/1/09	6,600,000	6,638,777
Series 2006 A, 5% 7/1/09	6,000,000	6,136,058
Series 2008 A, 3% 8/1/09	14,385,000	14,533,963
Series Solar 07 77, 1.77%, tender 11/7/08 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	11,300,000	11,300,000
Participating VRDN:
Series Clipper 07 06, 1.92% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	17,900,000	17,900,000
Series Clipper 07 39, 1.85% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	45,900,000	45,900,000
Series EGL 07 0149, 2.33% (Liquidity Facility Citibank NA) (c)(f)	11,500,000	11,500,000
Series MS 1186, 1.6% (Liquidity Facility Rabobank Nederland) (c)(f)(g)	5,500,000	5,500,000
Series Putters 2022, 2.52% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	13,600,000	13,600,000
Series Putters 2648, 2.52% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,850,000	1,850,000
Series Putters 301, 1.8% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	4,575,000	4,575,000
Series SG 126, 1.87% (Liquidity Facility Societe Generale) (c)(f)	3,255,000	3,255,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
(Central Artery Proj.) Series 2000 A, 1.15% (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	$ 41,940,000	$ 41,940,000
Series 1997 B, 1.35% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	65,145,000	65,145,000
Series 1998 A, 1.3% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	43,145,000	43,145,000
Series 2001 B, 1.75% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	63,100,000	63,100,000
Series 2001 C, 1.75% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	23,265,000	23,265,000
Series 2005 A, 1.45% (Liquidity Facility Citibank NA), VRDN (c)	24,565,000	24,565,000
Series 2006 A, 1.4% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	5,300,000	5,300,000
Series 2006 B, 1.15% (Liquidity Facility Bank of America NA), VRDN (c)	9,250,000	9,250,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Amherst College Proj.) Series H, 2.85%, tender 7/9/09 (c)	10,000,000	10,000,000
(Williams College Proj.) Series M, 1.55%, tender 4/10/09 (c)	13,700,000	13,700,000
Participating VRDN:
Series BA 08 3320, 1.77% (Liquidity Facility Bank of America NA) (c)(f)	5,630,000	5,630,000
Series BA 08 3503, 1.77% (Liquidity Facility Bank of America NA) (c)(f)	5,550,000	5,550,000
Series Clipper 07 08, 1.85% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	4,200,000	4,200,000
Series PT 4633, 1.84% (Liquidity Facility Deutsche Postbank AG) (c)(f)	15,780,000	15,780,000
Series Putters 3163, 1.8% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	9,550,000	9,550,000
Series ROC II R 10244, 1.84% (Liquidity Facility Citigroup, Inc.) (c)(f)	20,600,000	20,600,000
Series SGB 42, 1.83% (Liquidity Facility Societe Generale) (c)(f)	8,700,000	8,700,000
(Amherst College Proj.):
Series F, 1%, VRDN (c)	200,000	200,000
Series J2, 0.74%, VRDN (c)	7,520,000	7,520,000
(Baystate Med. Ctr. Proj.) Series G, 1.45%, LOC Bank of America NA, VRDN (c)	39,010,000	39,010,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Bentley College Proj.) Series K, 1.7%, LOC JPMorgan Chase Bank, VRDN (c)	$ 15,750,000	$ 15,750,000
(Boston Univ. Proj.) Series H, 1.5%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	13,800,000	13,800,000
(CIL Realty of Massachusetts Proj.) Series 2007, 1.8%, LOC HSBC Bank USA, NA, VRDN (c)	7,500,000	7,500,000
(Endicott College Proj.) Series B, 1.4%, LOC Bank of America NA, VRDN (c)	6,700,000	6,700,000
(Harvard Univ. Proj.):
Series BB 1%, VRDN (c)	13,205,000	13,205,000
Series L, 1%, VRDN (c)	6,250,000	6,250,000
Series Y, 0.75%, VRDN (c)	16,425,000	16,425,000
(Harvard Vanguard Med. Associates Proj.) 1.68%, LOC Bank of America NA, VRDN (c)	21,680,000	21,680,000
(Home for Little Wanderers Proj.) Series B, 1.82%, LOC RBS Citizens NA, VRDN (c)	4,015,000	4,015,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 1%, VRDN (c)	19,820,000	19,820,000
Series 2001 J2, 0.75%, VRDN (c)	40,450,000	40,450,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 1.4%, LOC JPMorgan Chase Bank, VRDN (c)	9,900,000	9,900,000
(Northeastern Univ. Proj.):
Series 2008 Q, 0.7%, LOC Bank of America NA, VRDN (c)	3,000,000	3,000,000
Series 2008 U, 1%, LOC JPMorgan Chase Bank, VRDN (c)	2,400,000	2,400,000
(Partners HealthCare Sys., Inc. Proj.):
Series D2, 1.15%, VRDN (c)	9,000,000	9,000,000
Series D6, 0.9%, VRDN (c)	15,845,000	15,845,000
(Pool Ln. Prog.) Series M3D, 2%, LOC RBS Citizens NA, VRDN (c)	16,500,000	16,500,000
(Pooled Ln. Prog.) Series M3C, 2%, LOC RBS Citizens NA, VRDN (c)	14,385,000	14,385,000
(South Shore Hosp. Proj.) Series G, 1.92% (Assured Guaranty Corp. Insured), LOC JPMorgan Chase Bank, VRDN (c)	13,700,000	13,700,000
(Wellesley College Proj.):
Series 2008 I, 1%, VRDN (c)	12,760,000	12,760,000
Series B, 0.8%, VRDN (c)	2,550,000	2,550,000
(Williams College Proj.):
Series E, 1.1%, VRDN (c)	850,000	850,000
Series I, 0.75%, VRDN (c)	21,044,000	21,044,000
Series 2008 H1, 1.57% 3/4/09, CP	8,000,000	8,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Series 2008 H2, 1.55% 11/3/08, CP	$ 9,000,000	$ 9,000,000
Series B, 1.92%, LOC RBS Citizens NA, VRDN (c)	7,730,000	7,730,000
1.15% 12/2/08, CP	19,800,000	19,800,000
1.5% 12/1/08, CP	7,988,000	7,988,000
1.6% 11/6/08, CP	8,200,000	8,200,000
1.65% 12/4/08, CP	11,400,000	11,400,000
1.68% 12/3/08, CP	6,700,000	6,700,000
2% 12/1/08, CP	11,500,000	11,500,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Participating VRDN Series Putters 3145, 1.8% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	17,010,000	17,010,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
1.78% tender 11/5/08, CP mode	5,690,000	5,690,000
2.45% tender 12/5/08, CP mode	6,600,000	6,600,000
2.45% tender 12/5/08, CP mode	3,100,000	3,100,000
Series 1993 B, 5% tender 11/3/08, CP mode	17,000,000	17,000,000
Massachusetts Indl. Fin. Agcy. Rev.:
Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/09	8,500,000	8,368,249
(Goddard House Proj.) 1.8%, LOC Bank of America NA, VRDN (c)	9,400,000	9,400,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 1.92%, LOC Bank of America NA, VRDN (c)	5,835,000	5,835,000
Massachusetts Port Auth. Rev.:
Series 2003 A, 1.62% 12/11/08, LOC Bank of New York, New York, CP	10,000,000	10,000,000
Series 2008 A, 1.45%, LOC Bank of America NA, VRDN (c)	12,100,000	12,100,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Participating VRDN:
Series EGL 07 0031, 2.32% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	30,500,000	30,500,000
Series EGL 07 0033, 2.32% (Liquidity Facility Bayerische Landesbank) (c)(f)	19,800,000	19,800,000
Series EGL 07 0067, 2.32% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	19,100,000	19,100,000
Series EGL 07 0092, 2.32% (Liquidity Facility Citibank NA) (c)(f)	33,500,000	33,500,000
Series Putters 1197, 2.27% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,160,000	7,160,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Participating VRDN:
Series Putters 1430, 2.52% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	$ 8,700,000	$ 8,700,000
Series Putters 1920, 2.27% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	9,265,000	9,265,000
Series Putters 2286, 2.27% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	14,355,000	14,355,000
Series Putters 2479Z, 2.52% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,100,000	3,100,000
Series Putters 2735, 2.52% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	4,030,000	4,030,000
Series Putters 2857, 2.52% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,175,000	8,175,000
Series ROC II R 12209, 2.34% (Liquidity Facility Bank of New York, New York) (c)(f)	10,000,000	10,000,000
Series ROC II R 414, 2.01% (Liquidity Facility Citibank NA) (c)(f)	2,580,000	2,580,000
Series A:
1.65% 11/6/08, LOC Bank of Nova Scotia, New York Agcy., CP	8,000,000	8,000,000
1.77% 12/10/08, LOC Bank of Nova Scotia, New York Agcy., CP	11,200,000	11,200,000
1.77% 12/11/08, LOC Bank of Nova Scotia, New York Agcy., CP	11,200,000	11,200,000
1.83% 1/9/09, LOC Bank of Nova Scotia, New York Agcy., CP	6,500,000	6,500,000
2.6% 12/8/08, LOC Bank of Nova Scotia, New York Agcy., CP	8,100,000	8,100,000
Massachusetts State College Bldg. Auth. Rev. Participating VRDN Series DBE 528, 1.59% (Liquidity Facility Deutsche Bank AG) (c)(f)	3,630,000	3,630,000
Massachusetts Tpk. Auth. Tpk. Rev. Participating VRDN Series Putters 2600, 1.82% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	17,235,000	17,235,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN Series ROC II R 9295, 1.84% (Liquidity Facility Citigroup, Inc.) (c)(f)	2,860,000	2,860,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series AAB 07 22, 2.72% (Liquidity Facility Bank of America NA) (c)(f)	17,330,000	17,330,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Participating VRDN:
Series EGL 06 0054, 2.34% (Liquidity Facility Citibank NA) (c)(f)	$ 7,300,000	$ 7,300,000
Series EGL 06 0097, 2.33% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	3,700,000	3,700,000
Series MS 2935, 1.6% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)	11,500,000	11,500,000
Series Putters 2794, 2.52% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,440,000	5,440,000
Series Putters 2848, 2.52% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,895,000	5,895,000
Series ROC II R 10280, 2.01% (Liquidity Facility Citigroup, Inc.) (c)(f)	7,000,000	7,000,000
Series 1995, 2% 11/4/08, LOC Bayerische Landesbank Girozentrale, CP	8,800,000	8,800,000
Series 1999 B, 1.5%, LOC Landesbank Hessen-Thuringen, VRDN (c)	7,115,000	7,115,000
Series 1999:
1.55% 11/13/08, LOC State Street Bank & Trust Co., Boston, CP	3,200,000	3,200,000
1.65% 12/4/08, LOC State Street Bank & Trust Co., Boston, CP	2,000,000	2,000,000
Series 2002 C, 1.3%, LOC Landesbank Hessen-Thuringen, VRDN (c)	40,570,000	40,570,000
Series 2002 D, 0.7%, LOC Landesbank Baden-Wuert, VRDN (c)	13,915,000	13,915,000
Series 2008 B, 1.7% (Liquidity Facility Bank of America NA), VRDN (c)	2,300,000	2,300,000
Series 2008 C, 1.7% (Liquidity Facility Bayerische Landesbank), VRDN (c)	73,300,000	73,300,000
Series 2008 D, 1.7% (Liquidity Facility Bayerische Landesbank), VRDN (c)	8,900,000	8,900,000
Series 2008 E, 1.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	20,800,000	20,800,000
Series 2008 F, 1.2% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (c)	33,100,000	33,100,000
1.6% 12/11/08, LOC Bayerische Landesbank Girozentrale, CP	7,500,000	7,500,000
1.7% 12/9/08, LOC State Street Bank & Trust Co., Boston, CP	6,000,000	6,000,000
Milton Gen. Oblig. BAN:
1.9% 1/20/09	5,100,000	5,100,763
2% 1/20/09	4,650,000	4,652,468
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Nantucket Gen. Oblig. BAN 2% 2/27/09	$ 3,137,725	$ 3,136,712
Norwood Gen. Oblig. BAN 2.5% 1/15/09	6,950,000	6,959,560
Plymouth Gen. Oblig. BAN 2.75% 5/15/09	15,400,000	15,473,471
Sudbury Gen. Oblig. BAN 3.5% 6/15/09	2,545,000	2,554,278
Tewksbury Gen. Oblig. BAN 2.5% 2/10/09	17,540,941	17,560,283
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 1.9%, LOC Lloyds TSB Bank PLC, VRDN (c)	90,300,000	90,300,000
Univ. of Massachusetts Bldg. Auth. Rev. Series 2008 3, 1.45%, LOC Bank of America NA, VRDN (c)	22,535,000	22,535,000
Westborough Gen. Oblig. BAN 2.5% 8/28/09 (b)	6,060,553	6,096,856
		2,489,514,655
Nebraska - 0.1%
Nebraska Pub. Pwr. District Rev. Bonds Series 2005 B2, 5% 1/1/09	4,250,000	4,272,348
Puerto Rico - 0.8%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series Merlots 00 A15, 1.88% (Liquidity Facility Bank of New York, New York) (c)(f)	13,870,000	13,870,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2007 A7, 1.8%, LOC UBS AG, VRDN (c)	9,600,000	9,600,000
		23,470,000
Texas - 0.2%
San Antonio Elec. & Gas Sys. Rev. Bonds Series A, 5.25% 2/1/16 (Pre-Refunded to 2/1/09 @ 101) (e)	2,810,000	2,861,318
Texas Gen. Oblig. Participating VRDN Series Putters 2492, 1.83% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,555,000	3,555,000
		6,416,318
Virginia - 0.2%
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2008 A, 1.6%, LOC Branch Banking & Trust Co., VRDN (c)	6,250,000	6,250,000
	Shares
Other - 3.8%
Fidelity Tax-Free Cash Central Fund, 1.23% (a)(d)	118,421,389	118,421,389
TOTAL INVESTMENT PORTFOLIO - 87.1% (Cost $2,690,557,148)		2,690,557,148
NET OTHER ASSETS - 12.9%		398,962,822
NET ASSETS - 100%		$ 3,089,519,970
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,870,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Bay Trans. Auth. Sales Tax Rev. Bonds Series DCL 08 44, 1.95%, tender 12/11/08 (Liquidity Facility Dexia Cr. Local de France)	4/9/08	$ 10,370,000
Massachusetts Gen. Oblig. Participating VRDN Series MS 1186, 1.6% (Liquidity Facility Rabobank Nederland)	10/12/05	$ 5,500,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 1,848,505
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,690,557,148	$ 118,421,389	$ 2,572,135,759	$ -
Income Tax Information
At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,690,557,148.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2008